S000004419 [Member] Expense Example - Aggressive Investors 1 Fund - Class N	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,060